Netting Arrangements for Certain Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet But Available for Offset in Event of Default

The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments(b)	Collateral Received(c)	Net Amount

December 31, 2014
Derivative assets(d)	$1,847	$(870)	$977	$(58)	$–	$919
Reverse repurchase agreements	40	–	40	(40)	–	–
Securities borrowed	638	–	638	–	(620)	18

Total	$2,525	$(870)	$1,655	$(98)	$(620)	$937

December 31, 2013
Derivative assets(d)	$1,349	$(599)	$750	$(21)	$–	$729
Reverse repurchase agreements	87	–	87	(59)	(28)	–
Securities borrowed	723	–	723	–	(698)	25

Total	$2,159	$(599)	$1,560	$(80)	$(726)	$754

(a)	Includes $258 million and $124 million of cash collateral related payables that were netted against derivative assets at December 31, 2014 and 2013, respectively.
(b)	For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $221 million and $55 million of derivative assets centrally cleared or otherwise not subject to netting arrangements at December 31, 2014 and 2013, respectively.

	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments(b)	Collateral Pledged(c)	Net Amount

December 31, 2014
Derivative liabilities(d)	$1,847	$(1,317)	$530	$(58)	$–	$472
Repurchase agreements	948	–	948	(40)	(908)	–
Securities loaned	47	–	47	–	(46)	1

Total	$2,842	$(1,317)	$1,525	$(98)	$(954)	$473

December 31, 2013
Derivative liabilities(d)	$1,598	$(1,192)	$406	$(21)	$–	$385
Repurchase agreements	2,059	–	2,059	(59)	(2,000)	–
Securities loaned	–	–	–	–	–	–

Total	$3,657	$(1,192)	$2,465	$(80)	$(2,000)	$385

(a)	Includes $705 million and $717 million of cash collateral related receivables that were netted against derivative liabilities at December 31, 2014 and 2013, respectively.
(b)	For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $342 million and $119 million of derivative liabilities centrally cleared or otherwise not subject to netting arrangements at December 31, 2014 and 2013, respectively.